Lease Arrangements - Lease Liabilities - Carrying Amounts and Discount Rate (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Current	$ 264,543
Non-current	490,835
Lease liabilities recognized	$ 755,378	$ 323,850
Buildings
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Discount rate	6.00%